UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-612
                                   --------

Value Line Income and Growth Fund, Inc.
----------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.


================================================================================

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      1177 Avenue of the Americas
ACCOUNTING FIRM        New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Sigourney B. Romaine
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).
                                                                        #530539


--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JUNE 30, 2004
--------------------------------------------------------------------------------




                                   VALUE LINE
                                   INCOME AND
                                     GROWTH
                                   FUND, INC.





                                     [LOGO]

VALUE LINE INCOME AND GROWTH FUND, INC.

                                                        TO OUR VALUE LINE INCOME
================================================================================

To Our Shareholders:

For the six-month period ended June 30, 2004, the Value Line Income and Growth Fund had a total return of 5.48%, compared with a total return of 3.44% for the Standard & Poor's 500(1), an unmanaged stock index, and a total return of -0.19% for the unmanaged Lehman Government/Credit Bond Index(2).


The first half of the year has seen a range bound equity market despite corporate earnings posting strong growth (20+%) while the United States economy has grown at a healthy rate of roughly 4.0%. This less-than-impressive stock market performance, however, is due to several headwinds the market currently faces. First, the strong fiscal and monetary stimulus of the past one- to two-year period is coming to an end, which will likely slow economic growth going forward and also make for difficult comparison on the earnings front in many cases. The Federal Reserve has recently increased the Federal Funds rate. This is likely a measured increase that may continue for several quarters. Second, we are in the midst of a Presidential election year where most of the information that comes from these campaigns is not very positive and thus not helpful to the markets. Also, the very close nature of this race lends some uncertainty to the future policies of the government, which is also not positive for the equity markets.

Given this backdrop, and our view that we are likely to see more of the same until after the election, the fund has reduced its equity exposure from 69% at the end of last year to 63% now. With the increase in yields offered by the bond market, the fund has increased its holding in the fixed-income arena from 19% to 25% and has increased the maturity of these holdings slightly. We still expect some further rise in yields during this rate cycle and will most likely be adding to the fixed-income holdings of the fund over the next several quarters as cash reserves are still above where we would like to see them at 12%. Given the tax advantages accorded dividend paying equity securities, and that dividend paying companies tend to have more stable earnings growth, the fund continues to focus its investment in this area and currently roughly 75% of our equity holdings pay a dividend.

We believe that in the current investment setting, a well-diversified and balanced approach will produce the best results on a risk/reward basis. During the last six months, the fund has reduced its exposure in the energy sector, as these securities have become more fully valued, and now the industrial sector is the largest weighting at 11.0%, followed by healthcare at 9.0% and financials at 8.5%. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remains our goal. As always, we appreciate your continued investment.


                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN AND PRESIDENT


August 12, 2004

--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT
    CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.



--------------------------------------------------------------------------------
2

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

AND GROWTH FUND SHAREHOLDERS
================================================================================

ECONOMIC OBSERVATIONS

The U.S. economic expansion, which proceeded strongly from the middle of 2003 through the opening six months of this year, has more recently started to show some signs of fatigue. True, the business upturn is hardly collapsing, and we are still seeing improvement in the capital goods area and in certain industrial sectors. However, manufacturing, in general, is now growing more slowly than it had been, while the retail and residential construction markets are pulling back a little. Our sense is that growth will now proceed at a moderate 3% to 4% rate over the next several quarters to a year.

The slowing in growth may well have positive ramifications. That is because the current deceleration in economic activity appears mild and seems unlikely to evolve into a full-fledged slowdown barring another surge in oil prices. (Higher oil prices limit economic growth by taking money out of the pockets of consumers and businesses). If we are correct and the economy shifts to a modestly slower, but sustainable pace, with accompanying lower inflation, the Federal Reserve, which has increased interest rates twice in the past several months, might well be inclined to proceed slowly and somewhat cautiously in raising rates over the next several months.

Our current benign economic forecast, it should be noted, excludes any allowance for a further escalation in global military conflict or a new act of terrorism, neither of which can be accurately predicted as to scope or timing.







PERFORMANCE DATA:**


                                    AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                     TOTAL RETURN      INVESTMENT OF $10,000
                                   ----------------   ----------------------
 1 year ended 6/30/04 ..........         +19.21%              $11,921
 5 years ended 6/30/04 .........          +4.33%              $12,361
10 years ended 6/30/04 .........         +11.92%              $30,850

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.




--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 2004 (UNAUDITED)
================================================================================


TEN LARGEST COMMON STOCK HOLDINGS

                                                               VALUE          PERCENTAGE
ISSUE                                          SHARES     (IN THOUSANDS)     OF NET ASSETS
------------------------------------------------------------------------------------------
Johnson & Johnson .........................   30,000          $1,671              0.8%
Precision Drilling Corp. ..................   30,000           1,441              0.7
Loews Corp. ...............................   20,000           1,199              0.6
PartnerRe Ltd. ............................   20,000           1,135              0.5
ChevronTexaco Corp. .......................   12,000           1,129              0.5
EnCana Corp. ..............................   25,000           1,079              0.5
Devon Energy Corp. ........................   16,000           1,056              0.5
HCC Insurance Holdings, Inc. ..............   30,000           1,002              0.5
L-3 Communications Holdings, Inc. .........   15,000           1,002              0.5
Microsoft Corp. ...........................   35,000           1,000              0.5


FIVE LARGEST COMMON STOCK INDUSTRY CATEGORIES

                                              VALUE          PERCENTAGE
INDUSTRY                                 (IN THOUSANDS)     OF NET ASSETS
-------------------------------------------------------------------------
Medical Supplies ....................        $8,095              3.8%
Medical Services ....................         6,278              2.9
Food Processing .....................         5,238              2.4
Machinery ...........................         5,062              2.4
Insurance-Property/Casualty .........         5,033              2.3


FIVE LARGEST NET SECURITY PURCHASES*

                                                                                    COST
ISSUE                                                                          (IN THOUSANDS)
---------------------------------------------------------------------------------------------
Federal Home Loan Bank Bonds, due 11/9/07, 3.05% to 11/9/05, 4% thereafter...      $3,000
Federal Home Loan Bank Bonds, 3%, 2/12/07 ...................................       3,000
Federal Home Loan Bank Bonds, 4.08%, 5/19/09 ................................       3,000
SLM Corporation Floating Rate Notes, 3.961%, 4/1/14 .........................       2,978
Principal Life Income Fundings Trust 2 Floating Rate Notes, 3.62%, 4/1/16 ...       2,926


FIVE LARGEST NET SECURITY SALES*

                                                                                   PROCEEDS
ISSUE                                                                           (IN THOUSANDS)
----------------------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13 ........................     $3,062
Federal Home Loan Bank Bonds, due 12/29/06, 2% to 12/29/2004, 4% thereafter....      2,487
Fortune Brands, Inc. ..........................................................      1,451
Gannett Co., Inc. .............................................................      1,254
Huaneng Power International, Inc. .............................................      1,165





* FOR THE SIX MONTH PERIOD ENDED 6/30/04
--------------------------------------------------------------------------------
4

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2004
================================================================================

                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCKS (62.8%)

                 AEROSPACE/
                   DEFENSE (1.3%)
    15,000       Alliant Techsystems, Inc.* ......................... $   950
    15,000       L-3 Communications Holdings, Inc.                      1,002
    15,000       Lockheed Martin Corp. ..............................     781
                                                                      -------
                                                                        2,733
                 AIR TRANSPORT (0.2%)
    30,000       ExpressJet Holdings, Inc.* .........................     364

                 APPAREL (0.3%)
    20,000       Liz Claiborne, Inc. ................................     720

                 AUTO PARTS (0.8%)
     5,000       Dana Corp. .........................................      98
    10,000       Lear Corp. .........................................     590
     7,000       Magna International, Inc. Class "A"                      596
    11,000       Superior Industries
                   International, Inc. ..............................     368
                                                                      -------
                                                                        1,652
                 BANK (2.1%)
    25,000       BankNorth Group, Inc. ..............................     812
    14,000       ICICI Bank Ltd. (ADR) ..............................     169
    22,000       KeyCorp ............................................     658
    15,000       National Commerce Financial Corp.                        487
    15,000       PNC Financial Services Group,
                   Inc. (The) .......................................     796
    16,000       Regions Financial Corp. ............................     585
    15,000       SunTrust Banks, Inc. ...............................     975
                                                                      -------
                                                                        4,482
                 BANK -- MIDWEST (0.6%)
    15,000       First Horizon National Corp ........................     682
    20,000       U.S. Bancorp. ......................................     551
                                                                      -------
                                                                        1,233


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
                 BEVERAGE -- SOFT
                   DRINK (0.4%)
    27,500       Cadbury Schweppes plc (ADR) ........................ $   965

                 BIOTECHNOLOGY (0.1%)
    25,000       Seattle Genetics, Inc.* ............................     176

                 BUILDING MATERIALS (0.4%)
     6,000       Jacobs Engineering Group, Inc.* ....................     236
    11,000       Rinker Group, Ltd. (ADR). ..........................     616
                                                                      -------
                                                                          852
                 CANADIAN ENERGY (0.8%)
    25,000       EnCana Corp. .......................................   1,079
    49,000       Pengrowth Energy Trust .............................     685
                                                                      -------
                                                                        1,764
                 CEMENT &
                   AGGREGATES (0.4%)
    30,000       Cemex, S.A. de C.V. (ADS) ..........................     873

                 CHEMICAL -- BASIC (0.8%)
    20,000       Dow Chemical Co. ...................................     814
    20,000       du Pont (E.I.) de Nemours &
                   Company, Inc. ....................................     888
                                                                      -------
                                                                        1,702
                 CHEMICAL --
                   DIVERSIFIED (1.3%)
    20,000       Cabot Corp. ........................................     814
    20,000       FMC Corp.* .........................................     862
    35,000       IMC Global Inc.* ...................................     469
    22,000       Pall Corp. .........................................     576
                                                                      -------
                                                                        2,721
                 CHEMICAL --
                   SPECIALTY (0.9%)
     5,000       Arch Chemicals, Inc. ...............................     144
    12,000       Avery Dennison Corp. ...............................     768
     8,000       Cabot Microelectronics Corp.* ......................     245
    24,000       Hercules Inc.* .....................................     293
    12,000       Lubrizol Corp. (The) ...............................     439
                                                                      -------
                                                                        1,889


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------

           COAL (0.3%)
12,000     Peabody Energy Corp. ..................................... $   672

           COMPUTER &
             PERIPHERALS (0.7%)
10,000     Hewlett-Packard Co. ......................................     211
15,000     Lexar Media, Inc.* .......................................     100
20,000     Mercury Computer Systems, Inc.* ..........................     496
20,000     SanDisk Corp.* ...........................................     434
30,000     Silicon Graphics, Inc.* ..................................      66
40,000     Sun Microsystems, Inc.* ..................................     174
                                                                      -------
                                                                        1,481
           COMPUTER SOFTWARE &
             SERVICES (2.2%)
15,000     Affiliated Computer Services, Inc.
             Class "A"* .............................................     794
20,000     Citrix Systems, Inc.* ....................................     407
10,000     Check Point Software
             Technologies Ltd.* .....................................     270
15,000     Computer Sciences Corp.* .................................     696
40,000     Compuware Corp.* .........................................     264
35,000     Microsoft Corp. ..........................................   1,000
40,000     Novell, Inc.* ............................................     336
15,000     SEI Investments Co. ......................................     436
20,000     SunGard Data Systems Inc.* ...............................     520
                                                                      -------
                                                                        4,723
           DIVERSIFIED
             COMPANIES (1.6%)
20,000     Cendant Corp. ............................................     490
10,000     Honeywell International, Inc. ............................     366
10,000     ITT Industries, Inc. .....................................     830
20,000     Pentair, Inc. ............................................     673
12,000     Teleflex, Inc. ...........................................     602
10,000     Textron Inc. .............................................     593
                                                                      -------
                                                                        3,554


                                                                      VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------

           DRUG (2.3%)
15,000     Andrx Corp.* ............................................. $   419
12,000     AstraZeneca PLC (ADR) ....................................     548
30,000     Bristol-Myers Squibb Co. .................................     735
15,000     Immucor, Inc.* ...........................................     488
20,000     Merck & Co., Inc. ........................................     950
25,000     Mylan Laboratories, Inc. .................................     506
20,000     Pfizer, Inc. .............................................     686
20,000     Pharmaceutical Product
             Development, Inc.* .....................................     635
                                                                      -------
                                                                        4,967
           E-COMMERCE (0.0%)
30,000     Ariba, Inc.* .............................................      59

           ELECTRICAL
             EQUIPMENT (0.8%)
 8,000     FLIR Systems, Inc.* ......................................     439
18,000     Federal Signal Corp. .....................................     335
20,000     General Electric Co. .....................................     648
15,000     Thomas & Betts Corp.* ....................................     409
                                                                      -------
                                                                        1,831
           ELECTRIC UTILITY --
             CENTRAL (0.4%)
15,000     American Electric Power
             Company, Inc. ..........................................     480
21,000     Westar Energy, Inc. ......................................     418
                                                                      -------
                                                                          898
           ELECTRIC UTILITY --
             EAST (1.4%)
12,000     Dominion Resources, Inc. .................................     757
25,000     Exelon Corp. .............................................     832
15,000     PPL Corp. ................................................     688
10,000     Pepco Holdings, Inc. .....................................     183
14,000     Progress Energy, Inc. ....................................     617
                                                                      -------
                                                                        3,077


--------------------------------------------------------------------------------
6

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2004
================================================================================

                                                                      VALUE
   SHARES                                                        (IN THOUSANDS)
--------------------------------------------------------------------------------

                 ELECTRIC UTILITY --
                   WEST (0.2%)
    20,000       Xcel Energy, Inc. .................................. $   334

                 ELECTRONICS (1.4%)
    30,000       Avnet, Inc.* .......................................     681
    40,000       Cubic Corp. ........................................     837
    17,000       Fargo Electronics, Inc.* ...........................     189
    15,000       MEMC Electronic Materials, Inc.* ...................     148
    30,000       Paxar Corp.* .......................................     586
    60,000       Valence Technology, Inc.* ..........................     206
    20,000       Vishay Intertechnology, Inc.* ......................     371
                                                                      -------
                                                                        3,018
                 ENTERTAINMENT (0.5%)
    40,000       Liberty Media Corp. Series "A"* ....................     360
     2,000       Liberty Media International, Inc.
                   Series "A"* ......................................      74
    20,000       Viacom, Inc. Class "B" .............................     714
                                                                      -------
                                                                        1,148
                 ENTERTAINMENT
                   TECHNOLOGY (0.3%)
    20,000       Take-Two Interactive
                   Software, Inc.* ..................................     613

                 ENVIRONMENTAL (0.8%)
    16,000       BHA Group Holdings, Inc. ...........................     606
     3,000       Landauer, Inc. .....................................     134
    22,000       Tetra Tech, Inc. * .................................     359
    20,000       Waste Management, Inc. .............................     613
                                                                      -------
                                                                        1,712


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

                 FINANCIAL SERVICES --
                   DIVERSIFIED (1.8%)
    15,000       Aon Corp. .......................................... $   427
    20,000       BISYS Group, Inc. (The)* ...........................     281
    14,000       Citigroup Inc. .....................................     651
    18,000       Gallagher (Arthur J.) & Co. ........................     548
    20,000       Loews Corp. ........................................   1,199
    16,000       Nomura Holdings, Inc. (ADS) ........................     239
    15,000       Principal Financial Group, Inc. ....................     522
                                                                      -------
                                                                        3,867
                 FOOD PROCESSING (2.4%)
    30,000       Archer-Daniels-Midland Co. .........................     503
    20,000       Bunge Limited ......................................     779
    25,000       ConAgra Foods, Inc. ................................     677
    20,000       Dean Foods Co.* ....................................     746
    12,000       General Mills, Inc. ................................     570
    15,000       Hormel Foods Corp. .................................     466
    30,000       Interstate Bakeries Corp. ..........................     326
    10,000       Lance, Inc. ........................................     154
    20,000       Sara Lee Corp. .....................................     460
    14,000       Unilever PLC (ADR) .................................     557
                                                                      -------
                                                                        5,238
                 FOREIGN
                   ELECTRONICS (0.5%)
    10,000       Canon, Inc. (ADR) ..................................     534
    20,000       Koninklijke Philips Electronics
                   N.V., (NY Shares) ................................     544
                                                                      -------
                                                                        1,078
                 FOREIGN
                   TELECOMMUNICATIONS
                   (0.4%)
    25,000       TDC A/S (ADR). .....................................     410
    15,000       Telecom Corp. of New Zealand
                   Ltd. (ADR) .......................................     447
                                                                      -------
                                                                          857


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

                 FURNITURE/HOME
                   FURNISHINGS (0.6%)
    34,000       Culp, Inc.* ........................................ $   264
    10,000       La-Z-Boy Inc. ......................................     180
     5,000       Mohawk Industries, Inc.* ...........................     367
    30,000       Steelcase Inc. Class "A" ...........................     420
                                                                      -------
                                                                        1,231
                 HEALTHCARE INFORMATION
                   SYSTEMS (0.5%)
    25,000       Applera Corp.-Celera
                   Genomics Group* ..................................     288
    16,000       Cerner Corp.* ......................................     713
                                                                      -------
                                                                        1,001
                 HOME APPLIANCE (0.1%)
    25,000       Applica Incorporated* ..............................     223

                 HOTEL/GAMING (0.1%)
    10,000       Isle of Capri Casinos, Inc.*. ......................     174

                 HOUSEHOLD
                   PRODUCTS (0.7%)
    12,000       Colgate-Palmolive Co. ..............................     702
     5,000       Kimberly-Clark Corp. ...............................     329
    22,000       Newell Rubbermaid, Inc .............................     517
                                                                      -------
                                                                        1,548
                 INDUSTRIAL SERVICES (0.3%)
    25,000       Convergys Corp.* ...................................     385
    15,000       SIRVA, Inc.*. ......................................     345
                                                                      -------
                                                                          730
                 INFORMATION
                   SERVICES (0.2%)
    17,000       ProQuest Company* ..................................     463

                 INSURANCE -- LIFE (0.9%)
    15,000       Lincoln National Corp. .............................     709
    10,000       Phoenix Companies, Inc. (The) ......................     123
    15,000       Torchmark Corp .....................................     807
    25,000       UnumProvident Corp .................................     397
                                                                      -------
                                                                        2,036


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

                 INSURANCE -- PROPERTY &
                   CASUALTY (2.3%)
    18,000       Allstate Corp. (The) ............................... $   838
    19,000       American Financial Group, Inc. .....................     581
    18,000       Berkley (W.R.) Corp. ...............................     773
    30,000       HCC Insurance Holdings, Inc. .......................   1,002
    20,000       PartneRe Ltd. ......................................   1,135
    16,000       Safeco Corp. .......................................     704
                                                                      -------
                                                                        5,033
                 INTERNET (0.2%)
    35,000       E*TRADE FINANCIAL Corp.* ...........................     390

                 MACHINERY (2.4%)
    30,000       AGCO Corp.* ........................................     611
    12,000       Deere & Company . ..................................     842
    20,000       Flowserve Corp.* ...................................     499
    14,000       JLG Industries, Inc. ...............................     194
    10,000       Ingersoll-Rand Co. Ltd. Class "A" ..................     683
    22,000       Lincoln Electric Holdings, Inc. ....................     750
    10,000       Roper Industries, Inc. .............................     569
    15,000       Snap-on Incorporated ...............................     503
    10,000       York International Corp. ...........................     411
                                                                      -------
                                                                        5,062
                 MARITIME (0.3%)
    16,000       Alexander & Baldwin, Inc. ..........................     535
    15,000       OMI Corp ...........................................     179
                                                                      -------
                                                                          714
                 MEDICAL SERVICES (2.9%)
    10,000       Anthem, Inc.* ......................................     896
    40,000       Curative Health Services, Inc.* ....................     346
    30,000       Health Management Associates, Inc.
                   Class "A" ........................................     673
    20,000       Health Net, Inc.* ..................................     530
    20,000       Laboratory Corp. of America
                   Holdings* ........................................     794
    15,000       LifePoint Hospitals, Inc.* .........................     558
    15,000       Lincare Holdings, Inc.* ............................     493
    24,000       Matria Healthcare, Inc.* ...........................     602



--------------------------------------------------------------------------------
8

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

    30,000       Orthodonic Centers of
                   America, Inc.* ................................... $   246
    26,000       PSS World Medical, Inc.* ...........................     291
    10,000       Quest Diagnostics, Inc .............................     849
                                                                      -------
                                                                        6,278
                 MEDICAL SUPPLIES (3.8%)
    16,000       Abbott Laboratories ................................     652
    16,000       Beckman Coulter, Inc ...............................     976
    12,000       Becton Dickinson and Company. ......................     622
    12,000       Biomet, Inc. .......................................     533
    12,000       Cardinal Health, Inc. ..............................     841
    20,000       Cepheid ............................................     231
       100       Exactech, Inc.* ....................................       2
    30,000       Johnson & Johnson ..................................   1,671
    12,000       Medtronic, Inc. ....................................     585
    24,000       PolyMedica Corp. ...................................     745
    11,000       Resmed Inc.* .......................................     560
    30,000       STERIS Corp* .......................................     677
                                                                      -------
                                                                        8,095
                 METALS & MINING --
                   DIVERSIFIED (1.1%)
    21,000       Allegheny Technologies
                 Incorporated. ......................................     379
    11,000       Alliance Resource Partners, L.P. ...................     513
    24,000       BHP Billiton Ltd. (ADR) ............................     421
     8,000       Rio Tinto plc ......................................     784
    35,000       USEC Inc. ..........................................     307
                                                                      -------
                                                                        2,404
                 NATURAL GAS --
                   DISTRIBUTION (0.2%)
    21,000       Ferrellgas Partners, L.P ...........................     451

                 NATURAL GAS --
                   DIVERSIFIED (1.2%)
    16,000       Devon Energy Corp. .................................   1,056
     8,000       Equitable Resources, Inc. ..........................     414
    20,000       National Fuel Gas Co. ..............................     500
    25,000       San Juan Basin Royalty Trust .......................     609
                                                                      -------
                                                                        2,579


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

                 NEWSPAPER (0.2%)
    12,000       News Corp. Ltd. (ADR). ............................. $   425

                 OILFIELD
                   SERVICES/EQUIPMENT (0.9%)
    40,000       Oil States International, Inc.* ....................     612
    25,000       Teekay Shipping Corp. ..............................     935
    15,000       Veritas DGC Inc.*. .................................     347
                                                                      -------
                                                                        1,894
                 PACKAGING &
                   CONTAINER (0.6%)
    18,000       American Greeting Corp.
                   Class "A"* .......................................     417
    10,000       Chesapeake Corp. ...................................     267
    20,000       Sonoco Products Co. ................................     510
                                                                      -------
                                                                        1,194
                 PETROLEUM --
                   INTEGRATED (1.9%)
    12,000       ChevronTexaco Corp. ................................   1,129
    15,000       Kerr-McGee Corp. ...................................     807
     5,000       PetroChina Co., Ltd. (ADR) .........................     232
    21,000       Petroleo Brasileiro S.A. (ADR) .....................     589
    15,000       Premcor Inc.* ......................................     562
    10,000       Tesoro Petroleum Corp.* ............................     276
     8,000       Valero Energy Corp. ................................     590
                                                                      -------
                                                                        4,185
                 PETROLEUM --
                   PRODUCING (2.0%)
    12,000       Anadarko Petroleum Corp. ...........................     703
    16,000       Burlington Resources, Inc. .........................     579
    28,000       Canadian Natural Resources Ltd. ....................     837
    28,000       Chesapeake Energy Corp. ............................     412
    30,000       Precision Drilling Corp.* ..........................   1,441
    15,000       Suncor Energy, Inc. ................................     384
                                                                      -------
                                                                        4,356
                 PHARMACY SERVICES (0.4%)
    10,000       Express Scripts, Inc.* .............................     792



--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

                 POWER (0.8%)
    36,000       Headwaters, Inc.* .................................. $   933
    25,000       Scottish Power plc (ADR) ...........................     738
                                                                      -------
                                                                        1,671
                 PRECIOUS METALS (0.5%)
    25,000       AngloGold Ltd. (ADR) ...............................     804
    10,000       Newmont Mining Corp ................................     388
                                                                      -------
                                                                        1,192
                 PRECISION
                   INSTRUMENT (1.2%)
    25,000       Agilent Technologies, Inc.* ........................     732
    22,000       Applied Films Corp.* ...............................     638
    30,000       Mechanical Technology Inc.* ........................     179
    20,000       OSI Systems, Inc.* .................................     399
    15,000       RAE Systems Inc.* ..................................      81
    20,000       Thermo Electron Corp.*. ............................     615
                                                                      -------
                                                                        2,644
                 PUBLISHING (0.3%)
    20,160       Donnelley (R.R.) & Sons Co. ........................     666

                 RAILROAD (1.8%)
    15,000       CP Holders, Inc. ...................................     894
    18,000       Canadian National Railway Co. ......................     785
    24,000       Canadian Pacific Railway Ltd. ......................     591
    30,000       Norfolk Southern Corp. .............................     796
    12,000       Union Pacific Corp. ................................     713
                                                                      -------
                                                                        3,779
                 RECREATION (0.2%)
    25,000       LeapFrog Enterprises, Inc.* ........................     497

                 RESTAURANT (0.3%)
    20,000       CBRL Group, Inc. ...................................     617


                                                                      VALUE
    SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

                 RETAIL -- SPECIAL
                   LINES (1.3%)
    10,000       Bed Bath & Beyond Inc.* ............................ $   384
    40,000       Cato Corp. (The) Class "A" .........................     898
    21,000       Christopher & Banks Corp. ..........................     372
    16,000       Linens 'n Things, Inc.* ............................     469
    25,000       TJX Companies, Inc. (The) ..........................     604
                                                                      -------
                                                                        2,727
                 RETAIL STORE (0.8%)
    20,000       BJ's Wholesale Club, Inc.* .........................     500
    10,000       Costco Wholesale Corp. .............................     411
    20,000       Penney (J.C.) Co., Inc. ............................     755
                                                                      -------
                                                                        1,666
                 SEMICONDUCTOR (0.1%)
     5,000       Texas Instruments Inc. .............................     121

                 SHOE (0.7%)
    10,000       Brown Shoe Company, Inc. ...........................     409
    25,000       Genesco, Inc.* .....................................     591
    15,000       Reebok International Ltd ...........................     540
                                                                      -------
                                                                        1,540
                 STEEL -- INTEGRATED (0.3%)
    20,000       International Steel Group Inc.* ....................     595

                 TELECOMMUNICATIONS
                   EQUIPMENT (0.3%)
    10,000       Applied Signal Technology, Inc. ....................     350
    35,000       Tellabs, Inc.* .....................................     306
                                                                      -------
                                                                          656
                 THRIFT (0.3%)
    25,000       Washington Federal, Inc. ...........................     600

                 TRUCKING (0.7%)
    15,000       Ryder System, Inc. .................................     601
    22,000       Yellow Roadway Corp.* ..............................     877
                                                                      -------
                                                                        1,478



--------------------------------------------------------------------------------
10

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2004
================================================================================


                                                                       VALUE
    SHARES                                                        (IN THOUSANDS)
--------------------------------------------------------------------------------

                 WATER UTILITY (0.5%)
    19,000       American States Water Co. .......................... $   441
    20,100       California Water Service Group .....................     554
                                                                      -------
                                                                          995
                 WIRELESS
                   NETWORKING (0.5%)
    22,000       Echelon Corp.* .....................................     246
    16,000       palmOne, Inc.* .....................................     556
    45,000       Three-Five Systems, Inc.* ..........................     230
                                                                      -------
                                                                        1,032
                                                                      -------
                 TOTAL COMMON STOCKS
                   (COST $114,540,000) .............................. 134,987
                                                                      -------
PREFERRED STOCKS (1.2%)

                 BEVERAGE --
                   ALCOHOLIC (0.4%)
    30,000       Constellation Brands, Inc. 5.75%,
                   Conv. Pfd. .......................................     988

                 MEDICAL SUPPLIES (0.3%)
    10,000       Baxter International, Inc. 7%,
                   Conv. Unit. ......................................     569

                 SECURITIES
                   BROKERAGE (0.5%)
    40,000       Lehman Brothers Holdings, Inc.
                   Floating Rate, Series "G" Pfd. ...................   1,040
                                                                      -------
                 TOTAL PREFERRED STOCKS
                   (COST $2,302,000) ................................   2,597
                                                                      -------



  PRINCIPAL
    AMOUNT                                                             VALUE
(IN THOUSANDS)                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (16.9%)

                 AIR TRANSPORT (0.5%)
    $1,000       Express Jet Holdings, Inc. Sr.
                   Conv. Guaranteed Notes, 4.25%,
                   8/1/23 ........................................... $   974

                 BIOTECHNOLOGY (0.4%)
     1,000       Human Genome Sciences, Inc.
                   3.75%, Sub. Conv. Notes, 3/15/07..................     937

                 CABLE TV (0.6%)
     1,250       Mediacom Communications, Inc.
                   5.25% Senior Conv. Notes, 7/1/06.................. $ 1,189

                 CHEMICAL --
                   SPECIALTY (0.6%)
     1,175       Lubrizol Corp. 5.875%, Senior
                   Notes, 12/1/08 ...................................   1,186

                 COMPUTER SOFTWARE &
                   SERVICES (0.2%)
       500       Mentor Graphics Corp. 6.875%,
                   Sub. Conv. Notes, 6/15/07 ........................     526

                 DIVERSIFIED
                   COMPANIES (0.6%)
     1,150       GenCorp Inc., 5.75%, Sub. Conv.
                   Notes, 4/15/07 ...................................   1,213

                 DRUG (0.2%)
       500       Enzon, Inc. 4.50%, Sub. Conv.
                   Notes, 7/1/08 ....................................     462

                 ELECTRICAL
                   EQUIPMENT (0.6%)
     1,250       Thomas & Betts Corp. 6.39%,
                   Notes, 2/10/09 ...................................   1,292


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

  PRINCIPAL
    AMOUNT                                                             VALUE
(IN THOUSANDS)                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------

                 ELECTRIC UTILITY --
                   EAST (0.3%)
$      600       Sithe/Independence Funding Corp.
                   9%, Notes, 12/30/13 .............................. $   660

                 ELECTRONICS (1.3%)
     1,000       Avnet, Inc. 7.875%, Notes, 2/15/05 .................   1,048
     1,000       Avnet, Inc. 9.75%, Notes, 2/15/08 ..................   1,135
     1,000       Celestica, Inc. Zero Coupon,
                   Conv. Notes, 8/1/20 ..............................     550
                                                                      -------
                                                                        2,733
                 ENTERTAINMENT (0.2%)
       500       Liberty Media Corp. (convertible
                   into Motorola, Inc.) 3.50%,
                   Senior Exchangeable Debentures,
                   1/15/31 ..........................................     451

                 FINANCIAL SERVICES (2.3%)
     1,000       BISYS Group, Inc. (The) 4%, Sub.
                   Conv. Notes, 3/15/06 .............................     989
     1,000       IOS Capital LLC 7.25%, Senior
                   Notes, 6/30/08 ...................................   1,032
     3,000       SLM Corporation Floating Rate
                   Notes, 3.961%,** 4/1/14 ..........................   2,863
                                                                      -------
                                                                        4,884
                 GROCERY (0.5%)
     1,000       Delhaize America, Inc. 7.375%,
                   Sub. Guarnateed Notes, 4/15/06 ...................   1,054

                 HOTEL/GAMING (0.5%)
     1,000       Park Place Entertainment Corp.
                   7.875%, Senior Sub. Notes,
                   12/15/05 .........................................   1,051

                 INSURANCE -- LIFE (1.3%)
     3,000       Principal Life Income Fundings
                   Trust 2 Floating Rate Notes,
                   3.62%, ** 4/1/16 .................................   2,824

                 INDUSTRIAL SERVICES (0.4%)
     1,000       Quanta Services, Inc. 4%, Sub.
                   Conv. Notes, 7/1/07 ..............................     915


  PRINCIPAL
    AMOUNT                                                             VALUE
(IN THOUSANDS)                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------

                 OILFIELD SERVICES/
                   EQUIPMENT (0.2%)
$      500       PEMEX Project Funding Master
                   Trust 7.375%, Guaranteed
                   Notes, 12/15/14 .................................. $   510

                 PAPER & FOREST
                   PRODUCTS (0.4%)
     1,000       Scotia Pacific Company LLC
                   7.11%, Class "A-2" Collateralized
                   Notes, 1/20/14 ...................................     950

                 PRECISION
                   INSTRUMENT (0.5%)
     1,000       Agilent Technologies, Inc., 3%,
                   Senior Conv. Debentures (3% to
                   6/1/06; Resets thereafter), 12/1/21...............   1,052

                 RETAIL STORE (2.0%)
       500       Dillard's, Inc. 6.43%, Notes, 8/1/04 ...............     500
     1,000       Dollar General Corp. 8.625%,
                   Senior Guaranteed Notes, 6/15/10..................   1,111
       500       Penney (J.C.) Co., Inc. 5%, Sub.
                   Conv. Notes, 10/15/08 ............................     669
       648       Penney (J.C.) Co., Inc. 9.75%,
                   Debentures, 6/15/21 ..............................     667
     1,350       Penney (J.C.) Co., Inc. 8.25%,
                   Debentures, 8/15/22 ..............................   1,404
                                                                      -------
                                                                        4,351
                 SECURITIES
                   BROKERAGE (0.9%)
     2,000       Bear Stearns Companies, Inc.
                   Floating Rate Notes, 3.567%,**
                   4/10/14 ..........................................   1,922

                 SEMICONDUCTOR (0.7%)
     1,000       Advanced Energy Industries, Inc.
                   5%, Sub. Conv. Notes, 9/1/06 .....................   1,011
       500       Advanced Micro Devices, Inc.
                   4.75%, Conv. Debentures, 2/1/22 ..................     508
                                                                      -------
                                                                        1,519



--------------------------------------------------------------------------------
12

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2004
================================================================================

  PRINCIPAL
    AMOUNT                                                             VALUE
(IN THOUSANDS)                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------

                 TELECOMMUNICATION
                   SERVICES (1.2%)
$    1,500       AT&T Corp. 6%, Notes, 3/15/09 ...................... $ 1,429
     1,000       Citizens Communications Co.
                   9.25%, Senior Notes, 5/15/11 .....................   1,045
                                                                      -------
                                                                        2,474
                 TRUCKING (0.5%)
     1,000       Roadway Corp. 8.25%, Notes,
                   12/1/08 ..........................................   1,110
                                                                      -------
                 TOTAL CORPORATE
                   BONDS & NOTES
                   (COST $35,349,000) ...............................  36,239
                                                                      -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS (8.1%)

     3,000       Federal Home Loan Bank Bonds,
                   3%, 2/12/07 ......................................   2,974
     2,000       Federal Home Loan Bank Bonds,
                   3.50%, 2/28/07 ...................................   2,005
     3,000       Federal Home Loan Bank Bonds,
                   due 11/9/07, 3.05% to 11/9/05,
                   4% thereafter ....................................   2,978
     4,500       Federal Home Loan Bank Floating
                   Rate Notes, 1.73%,*** 11/6/08 ....................   4,413
     3,000       Federal Home Loan Bank, Bonds,
                   4.08%, 5/19/09 ...................................   2,979
     2,000       Federal Home Loan Bank Bonds,
                   due 3/30/11, 3% to 3/30/06,
                   5.75% thereafter .................................   1,982
                                                                      -------
                 TOTAL U.S. GOVERNMENT
                   AGENCY OBLIGATIONS
                   (COST $17,486,000) ...............................  17,331
                                                                      -------
                 TOTAL INVESTMENT
                   SECURITIES (89.0%)
                   (COST $169,677,000) .............................. 191,154
                                                                      -------



                                                                       VALUE
  PRINCIPAL                                                       (IN THOUSANDS
    AMOUNT                                                      EXCEPT PER SHARE
(IN THOUSANDS)                                                        AMOUNT)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (9.9%)
             U.S. TREASURY
               OBLIGATION (2.3%)
 $   5,000   U.S. Treasury Bills 0.98%, due
               7/22/04 .............................................. $  4,997

             CORPORATE BOND (3.3%)
     7,000   Nelnet Student Loan Corporation
               Series 2004-2A Class A5C
               Floating Rate Bond, 1.48%**,
               7/22/04 ..............................................    7,000

             COMMERCIAL PAPER (2.3%)
     5,000   Knight-Ridder, Inc. 1.02%, due
               7/15/04 ..............................................    4,998

             REPURCHASE
               AGREEMENT (2.0%)
               (INCLUDING ACCRUED INTEREST)
     4,200   Collateralized by $3,730,000 U.S.
               Treasury Notes 6.375%, due
               8/15/27, with a value of
               $4,296,000 (with UBS Warburg
               LLC, 1.22%, dated 6/30/04, due
               7/1/04, delivery value
               $4,200,142) ..........................................    4,200
                                                                      --------
             TOTAL SHORT-TERM
               INVESTMENTS
               (COST $21,195,000) ...................................   21,195
                                                                      --------
CASH & OTHER ASSETS LESS
LIABILITIES (1.1%)                                                       2,466
                                                                      --------
NET ASSETS (100.0%)                                                   $214,815
                                                                      ========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE ($214,814,878
  DIVIDED BY 24,893,021 SHARES OUTSTANDING)                           $   8.63
                                                                      ========

  *NON-INCOME PRODUCING.
 **RATE AT 6/30/04. FLOATING RATE CHANGES MONTHLY.
***RATE AT 6/30/04. FLOATING RATE CHANGES QUARTERLY.
(ADS) AMERICAN DEPOSITORY SHARES.
(ADR) AMERICAN DEPOSITORY RECEIPTS.
(1) 144A SECURITY.



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              13


VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                   STATEMENT OF OPERATIONS FOR THE
AT JUNE 30, 2004 (UNAUDITED)                                          SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
===================================================================================================================================

                                                (IN THOUSANDS
                                               EXCEPT PER SHARE
                                                   AMOUNT)                                                          (IN THOUSANDS)
                                              -----------------                                                    ---------------
ASSETS:                                                               INVESTMENT INCOME:
Investment securities, at value                                       Dividends (Net of foreign withholding
   (Cost - $169,677) ...........................   $191,154              tax of $26) .............................     $ 1,233
Short-term investments                                                Interest and other .........................       1,215
   (Cost - $21,195) ............................     21,195                                                            -------
Cash ...........................................         48             Total Income .............................       2,448
Receivable for securities sold .................      2,923                                                            -------
Dividends and interest receivable ..............        691           EXPENSES:
Receivable for capital shares sold .............         37           Advisory fee ...............................         709
Prepaid expense ................................         18           Service and distribution plan fees .........         263
                                                   --------           Transfer agent fees ........................          56
  TOTAL ASSETS .................................    216,066           Custodian fees .............................          35
                                                   --------           Auditing and legal fees ....................          33
LIABILITIES:                                                          Printing ...................................          27
Payable for securities purchased ...............        951           Postage ....................................          15
Payable for capital shares repurchased .........         65           Registration and filing fees ...............          13
Accrued expenses:                                                     Insurance, dues and other ..................          12
  Advisory fee .................................        117           Directors' fees and expenses ...............          10
  Service and distribution plan                                       Telephone ..................................           8
     fees payable ..............................         44                                                            -------
  Other ........................................         74                Total Expenses Before Custody
                                                   --------                   Credits ............................       1,181
  TOTAL LIABILITIES ............................      1,251                Less: Custody Credits .................          (1)
                                                   --------                                                            -------
NET ASSETS .....................................   $214,815                Net Expenses ..........................       1,180
                                                   ========                                                            -------
NET ASSETS CONSIST OF:                                                NET INVESTMENT INCOME ......................       1,268
Capital stock, at $1.00 par value                                                                                      -------
   (authorized 50,000,000, outstanding                                NET REALIZED AND UNREALIZED GAIN ON
   24,893,021 shares) ..........................   $ 24,893              INVESTMENTS:
Additional paid-in capital .....................    146,296                Net Realized Gain .....................      17,156
Undistributed net investment income ............        152                Change in Net Unrealized
Undistributed net realized gain                                               Appreciation .......................      (7,132)
   on investments ..............................     21,997                                                            -------
Net unrealized appreciation                                           NET REALIZED GAIN AND CHANGE IN NET
   of investments ..............................     21,477              UNREALIZED APPRECIATION
                                                   --------              ON INVESTMENTS ..........................      10,024
NET ASSETS .....................................   $214,815                                                            -------
                                                   ========           NET INCREASE IN NET ASSETS
NET ASSET VALUE, OFFERING AND                                            FROM OPERATIONS .........................     $11,292
   REDEMPTION PRICE PER OUTSTANDING                                                                                    =======
   SHARE ($214,814,878 - 24,893,021
   SHARES OUTSTANDING) .........................   $   8.63
                                                   ========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14


                                                           VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS FOR THE
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2003
==================================================================================================

                                                                      SIX MONTHS
                                                                        ENDED         YEAR ENDED
                                                                    JUNE 30, 2004    DECEMBER 31,
                                                                     (UNAUDITED)         2003
                                                                   ------------------------------
                                                                           (IN THOUSANDS)
OPERATIONS:
 Net investment income ...........................................    $   1,268      $    2,606
 Net realized gain on investments ................................       17,156          12,854
 Change in net unrealized appreciation ...........................       (7,132)         26,617
                                                                    -----------------------------
 Net increase in net assets from operations ......................       11,292          42,077
                                                                    -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...........................................       (1,245)         (2,614)
 Net realized gain from investment transactions ..................           --          (8,767)
                                                                    -----------------------------
 Total distributions .............................................       (1,245)        (11,381)
                                                                    -----------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ....................................        9,635          90,849
 Proceeds from reinvestment of distributions to shareholders .....        1,068           9,976
 Cost of shares repurchased ......................................      (14,262)       (112,196)
                                                                    -----------------------------
 Net decrease from capital share transactions ....................       (3,559)        (11,371)
                                                                    -----------------------------
TOTAL INCREASE IN NET ASSETS .....................................        6,488          19,325
NET ASSETS:
 Beginning of period .............................................      208,327         189,002
                                                                    -----------------------------
 End of period ...................................................    $ 214,815      $  208,327
                                                                    =============================
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF PERIOD ............    $     152      $      129
                                                                    =============================



















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
16

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2004
================================================================================

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications.The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND
   DISTRIBUTIONS TO SHAREHOLDERS
Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                            SIX MONTHS           YEAR
                                               ENDED             ENDED
                                           JUNE 30, 2004     DECEMBER 31,
                                            (UNAUDITED)          2003
                                           ------------------------------
Shares sold ...............................    1,138             12,859
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ..........................      126              1,241
                                           ------------------------------
                                               1,264             14,100
Shares repurchased ........................   (1,689)           (15,787)
                                           ------------------------------
Net decrease ..............................     (425)            (1,687)
                                           ==============================
Dividends per share from
   net investment income ..................   $  .05            $ .1050
                                           ==============================
Distributions per share
   from net realized gains ................   $   --            $ .3604
                                           ==============================


3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                 SIX MONTHS
                                                                   ENDED
                                                               JUNE 30, 2004
                                                                (UNAUDITED)
                                                              ---------------
                                                               (IN THOUSANDS)
PURCHASES:
U.S. Treasury & Government
   Agency Obligations ........................................    $ 18,917
Other Investment Securities ..................................      94,820
                                                                  --------
                                                                  $113,737
                                                                  ========
SALES & REDEMPTIONS:
U.S. Treasury & Government
   Agency Obligations ........................................    $ 17,392
Other Investment Securities ..................................      97,679
                                                                  --------
                                                                  $115,071
                                                                  ========

4. INCOME TAXES
At June 30, 2004, information on the tax components of capital is as follows:
(unaudited)


                                                               (IN THOUSANDS)
                                                              ---------------
Cost of investments for tax purposes .........................    $191,615
                                                                  ========
Gross tax unrealized appreciation ............................    $23,489
Gross tax unrealized depreciation ............................     (2,755)
                                                                  --------
Net tax unrealized appreciation
   on investments ............................................    $20,734
                                                                  ========

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and basis adjustments in partnership investments.


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2004
================================================================================

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES
   AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $709,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2004. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2004, fees amounting to $263,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. For the six months ended June 30, 2004, the Fund paid brokerage commissions totaling $135,000 to the distributor which clears its transactions through unaffiliated brokers.

For the six months ended June 30, 2004, the Fund's expenses were reduced by $1,000 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies owned 147,400 shares of the Fund's capital stock, representing 0.6% of the outstanding shares at June 30, 2004.






    --------------------------------------------------------------------
                           PROXY VOTING
    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the SEC's website at http://www.sec.gov or at the Fund's website at http://vlfunds.com.
    --------------------------------------------------------------------



--------------------------------------------------------------------------------
18


                                                                                VALUE LINE INCOME AND GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
=======================================================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                       SIX MONTHS
                                          ENDED                           YEARS ENDED DECEMBER 31,
                                      JUNE 30, 2004    ----------------------------------------------------------------
                                       (UNAUDITED)       2003          2002         2001          2000         1999
                                     ==================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD .........................   $   8.23       $   7.00     $   8.17      $   9.00      $  10.10     $   9.53
                                     ---------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
 Net investment income .............        .05            .11          .11           .11           .13          .12
 Net gains or losses on
  securities (both realized and
  unrealized .......................        .40           1.59        (1.09)         (.58)         (.28)        2.23
                                     ---------------------------------------------------------------------------------
 Total from investment
  operations .......................        .45           1.70         (.98)         (.47)         (.15)        2.35
                                     ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment
  income ...........................       (.05)          (.11)        (.11)         (.12)         (.13)        (.11)
 Distributions from net realized
  gains ............................         --           (.36)        (.08)         (.24)         (.82)       (1.67)
                                     ---------------------------------------------------------------------------------
 Total distributions ...............       (.05)          (.47)        (.19)         (.36)         (.95)       (1.78)
                                     ---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....   $   8.63       $   8.23     $   7.00       $  8.17      $   9.00     $  10.10
                                     =================================================================================
TOTAL RETURN .......................       5.48%+        24.43%      (12.03)%       (5.18)%       (1.63)%      25.33%
                                     =================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ....................   $214,815       $208,327     $189,002      $198,108      $218,303     $230,301
Ratio of expenses to average net
 assets (1) ........................       1.12%*         1.15%        1.15%         1.09%          .95%         .83%
Ratio of net investment income
 to average net assets .............       1.21%*         1.37%        1.41%         1.25%         1.32%        1.19%
Portfolio turnover rate ............         62%+          106%         155%           88%           41%          64%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.14% FOR THE YEAR ENDED DECEMBER 31, 2003, 1.08% FOR THE YEAR ENDED DECEMBER 31, 2001, AND WOULD NOT HAVE CHANGED FOR THE YEARS ENDED DECEMBER 31, 2002, 2000, 1999 AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED).
 +  NOT ANNUALIZED.
 *  ANNUALIZED



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.



* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24 HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


--------------------------------------------------------------------------------
20

Item 2.   Code of Ethics.
-------   ---------------

          Not applicable.

Item 3.   Audit Committee Financial Expert.
-------   ---------------------------------

          Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

          (a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By  /s/ Jean B. Buttner
    ----------------------------------
    Jean B. Buttner, President


Date: August 31, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: August 31, 2004
      ---------------